Fair Value Measurements - Changes in fair value of Company's Level 3 financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of the changes in fair value of the Company's Level 3 financial liabilities:
Balance at the beginning	$ 18,129	$ 40,119
Payment of contingent consideration		(6,000)
Acquisitions (see Note 4)	26,202	1,666
Accretion	1,205
Change in fair value	$ (4,780)	$ (7,081)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Reclassification to acquisition debt	$ (10,000)	$ (10,575)
Balance at the end	$ 30,756	$ 18,129